Related Parties	12 Months Ended
Dec. 31, 2016
Related Party Transactions [Abstract]
Related Parties
17. Related Parties

Athene Asset Management

Investment related expenses – Substantially all of our investments, with the exception of the investments of ADKG, are managed by AAM, a subsidiary of AGM. AAM provides direct investment management, asset allocation, mergers and acquisition asset diligence and certain operational support services for our investment portfolio, including investment compliance, tax, legal and risk management support. As of December 31, 2016, AAM directly managed $53,368 million of our investment portfolio assets, of which 84% are rated one or two by the NAIC. For certain assets which require specialized sourcing and underwriting capabilities, AAM has chosen to mandate sub-advisors rather than building out in-house capabilities. For the services related to these investments, AAM earns a fee of 0.40% per year, subject to certain discounts, on all assets managed in accounts owned by or related to us, including sub-advised assets, but excluding assets of ADKG and certain other limited exceptions. Additionally, AAM recharges the sub-advisory fees it incurs with respect to our sub-advised assets to us.

AAM has entered into a Master Sub-Advisory Agreement (MSAA) with certain Apollo affiliates to sub-advise AAM with respect to a portion of our assets, with the fees recharged to us, in addition to the gross fee of 0.40% per year paid to AAM as described above. The MSAA covers services rendered by Apollo-affiliated sub-advisors relating to the following investments:

	December 31,
(In millions, except for percentages)	2016	2015
Fixed maturity securities
U.S. state, municipal and political subdivisions	$5	$10
Foreign governments	149	107
Corporate	2,032	1,435
CLO	4,727	4,339
ABS	911	1,746
CMBS	975	1,010
RMBS	—	21
Mortgage loans	1,767	1,594
Investment funds	23	21
Trading securities	126	207
Funds withheld at interest	1,682	1,182
Other investments	81	83
Total assets sub-advised by Apollo affiliates	$12,478	$11,755
Percent of assets sub-advised by Apollo affiliates to total AAM-managed assets	19%	20%

Apollo Asset Management Europe

ADKG has an investment advisory agreement with Apollo Asset Management Europe (together with certain of its affiliates, AAME), also a subsidiary of AGM. AAME provides advisory services for all of ADKG's investment portfolio other than operating cash, mortgage loans secured by residential and commercial properties that are not identified and advised by AAME, and assets related to unit-linked policies. Also excluded are assets held in German special investment funds managed or advised by Apollo, AAM and any of the respective affiliates of Apollo, AAM or AAME, to the extent the entity receives a management or advisory fee in connection with the fund. In providing these services, AAME has access to Apollo's European expertise and capabilities. The ADKG investments sub-advised by AAME consist primarily of corporate and sovereign bonds, as compared to the more diverse range of assets managed by AAM or those held in the German special investment funds. As compensation for the investment advisory services rendered, AAME receives a fee of 0.10% per year on the assets it sub-advises. Affiliates of AAME receive an advisory fee of 0.35% per year on certain German special investment funds and our investment in a sub-fund of Apollo Capital Efficient Fund I (ACE fund), as well as a pro rata share of operating expenses up to 0.30% on the ACE fund. As of December 31, 2016, these investment funds totaled $258 million and $84 million, respectively. These fees are included in sub-advisory fees in the table below.

The following represents the assets sub-advised by AAME:

	December 31,
(In millions)	2016	2015
Fixed maturity securities
Foreign governments	$2,062	$2,349
Corporate	1,567	1,607
Equity securities	187	220
Mortgage loans	—	139
Investment funds	34	41
Policy loans	6	9
Real estate	541	566
Other investments	153	125
Cash and cash equivalents	25	—
Total assets sub-advised by AAME	$4,575	$5,056

The following summarizes the asset management fees and sub-advisory fees we have incurred related to AAM, AAME and other Apollo affiliates:

	Years ended December 31,
(In millions)	2016	2015	2014
Asset management fees	$229	$226	$222
Sub-advisory fees	66	42	36

The management and sub-advisory fees are included within net investment income on the consolidated statements of income. The management fees payable as of December 31, 2016 and 2015, were $28 million and $35 million, respectively. The sub-advisory fees payable as of December 31, 2016 and 2015, were $11 million and $24 million, respectively. Both the management and sub-advisory fees payables are included in other liabilities on the consolidated balance sheets.

The investment management or advisory agreements with AAM or AAME have no stated term and any party can terminate upon notice. However, our bye-laws provide that we will not exercise our termination rights under the agreements, except that any agreement may only be terminated on October 31, 2018, or any third anniversary thereafter. Any termination on that date without cause requires (1) approval of our board of directors and the holders of our common shares that hold a majority of total voting power (giving effect to the voting allocation provisions set forth in our bye-laws) and (2) six months' prior written notice to AAM or AAME of termination. We may terminate the investment management or advisory agreements for cause, with the approval of our board of directors.

We have a management investment committee, which includes members of our senior management and reports to the risk committee of our board of directors. The committee focuses on strategic decisions involving our investment portfolio, such as approving investment limits, new asset classes and our allocation strategy, reviewing large asset transactions, as well as monitoring our credit risk, and the management of our assets and liabilities.

Also, because the Apollo Group has a significant voting interest in us, in order to protect against potential conflicts of interest resulting from transactions into which we have entered and will continue to enter into with the Apollo Group, our board of directors has formed a conflicts committee consisting of three of our directors who are not officers or employees of any member of the Apollo Group. The conflicts committee reviews and a majority of the committee members must approve material transactions between us and the Apollo Group, subject to certain exceptions.

Service fees – We have entered into shared services agreements with AAM. Under these agreements, we and AAM make available to each other certain personnel and services. Expenses for the services are based on the amount of time spent on the affairs of the other party, in addition to actual expenses incurred and certain cost reimbursements. For the years ended December 31, 2016, 2015 and 2014, net expenses allocated from (to) AAM under these agreements were $6 million, $2 million and $(13) million, respectively.

Other AGM Affiliates

TASA – Since our founding, Apollo has provided a diverse array of services in order to grow our balance sheet, source, underwrite, and integrate transactions and has provided us access to their infrastructure. Through October 30, 2012, we had a standard 10-year monitoring contract with Apollo Alternative Assets, L.P., Apollo Management Holdings, L.P. and Apollo Global Securities, LLC (collectively, the Apollo TASA Parties) for these services that required cash payment of a quarterly monitoring fee of 0.50% of our capital and surplus, as defined, plus out of pocket expenses, with a termination date of July 15, 2019.

As we began to implement public company readiness initiatives in late 2012, both parties voluntarily agreed to an early termination of the monitoring contract. In exchange for early termination of the monitoring contract, Apollo received settlement fees on a quarterly basis from January 1, 2013, to December 31, 2014. Also, to promote alignment between Apollo and Athene’s shareholders and to preserve cash to support Athene’s growth plan, Apollo elected to receive its settlement fees under the agreement in shares of Athene rather than cash.

On January 1, 2013, we entered into an equity swap transaction with Apollo in connection with the termination of the quarterly monitoring fee discussed above. Pursuant to this swap, a quarterly settlement amount continued to accrue to Apollo, but the payment of those amounts (whether in stock or cash) would not be made to Apollo until the earlier of the time when Apollo was no longer deemed to control the Company, within the meaning of the derivative instrument delivered pursuant to the TASA and October 31, 2017.

In April 2014, as a result of the external capital raise, Apollo was no longer deemed to control the Company (as defined under the swap) and, as a result, the swap was settled in stock for settlement amounts owed through that date.

Additionally, in April 2014, we further amended the TASA to exclude from capital and surplus, on which the quarterly monitoring fee was calculated, the capital received in the April 2014 capital raise, and any capital raised in connection with certain potential future acquisitions as defined in the amended TASA.

The total costs incurred pursuant to the TASA, including direct expenses, were $228 million for the year ended December 31, 2014 and are recorded in policy and other operating expenses on the consolidated statement of income. The outstanding liability was settled during 2014, and no additional fees accrue under the TASA.

Other related party transactions—In 2015, we entered into a loan purchase agreement with AmeriHome Mortgage Company, LLC (AmeriHome), an investee of A-A Mortgage, an equity method investee. The agreement allows us to purchase residential mortgage loans which they have purchased from correspondent sellers and pooled for sale in the secondary market. AmeriHome retains the servicing rights to the sold loans. We have purchased $22 million and $83 million of residential mortgage loans under this agreement during the years ended December 31, 2016 and 2015, respectively.

During the third quarter of 2016, we completed a series of transactions with Apollo Commercial Real Estate Finance, Inc. (ARI), a related party managed by an affiliate of Apollo. Pursuant to an agreement between ARI and Apollo Residential Mortgage, Inc. (AMTG), another related party managed by an Apollo affiliate, AMTG merged with and into ARI. In accordance with an Asset Purchase and Sale Agreement between us and ARI, we purchased $1,090 million of primarily non-agency RMBS from ARI subsequent to its merger with AMTG. We also provided ARI with a secured short-term $175 million loan to consummate the merger, which was subsequently repaid with the proceeds of the sale of such RMBS. Finally, subsequent to the merger, we purchased $20 million of ARI shares of common stock pursuant to a stock purchase agreement that required such purchase if ARI’s common stock price fell below a specified price, which was the per share value used in determining the purchase price under the merger agreement between ARI and AMTG, during the 30 trading days following the closing of the merger.